UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Investors Pennsylvania Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 100.9%

Pennsylvania 82.7%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.55% *, 12/1/2019, Bank of America NA (a)	300,000	300,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.53% *, 7/1/2023, Wachovia Bank NA (a)	100,000	100,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.72% *, 12/1/2020, First Tennessee Bank (a)	430,000	430,000
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliated Services, Series C, 3.53% *, 1/1/2037, Sovereign Bank FSB (a)	65,000	65,000
Dallastown, PA, State General Obligation, Area School District, 3.56% *, 2/1/2018 (b)	590,000	590,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 3.56% *, 11/1/2017 (b)	280,000	280,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 3.5% *, 8/1/2016, National Australia Bank (a)	210,000	210,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.7% *, 2/1/2018, National City Bank (a)	315,000	315,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.55% *, 6/1/2033, Allied Irish Bank PLC (a)	275,000	275,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Cooperative, 3.1% *, 10/1/2014, Rabobank Nederland (a)	115,000	115,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Corp., 3.1% *, 6/1/2014, Rabobank Nederland (a)	130,000	130,000
Manheim Township, PA, General Obligation, School District, 3.56% *, 6/1/2016 (b)	170,000	170,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.6% *, 11/1/2041, Morgan Guaranty Trust (a)	60,000	60,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 3.58% *, 11/1/2021	295,000	295,000
Pennsylvania, State General Obligation, Series A-15, 144A, 3.54% *, 1/1/2017 (b)	100,000	100,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.6% *, 3/1/2027 (b)	400,000	400,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Series MT-042, 144A, 3.57% *, 1/1/2024	140,000	140,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Carnegie Mellon University, Series A, 3.7% *, 11/1/2025	50,000	50,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 3.53% *, 8/1/2035, Citizens Bank of PA (a)	300,000	300,000
Pennsylvania, State Higher Educational Facilties Authority Revenue, University of Pennsylvania Health Systems, Series A, 4.0%, 8/15/2006	300,000	301,174
Pennsylvania, State Public School Building Authority Revenue, Series A42, 144A, 2.85% *, 6/1/2028 (b)	100,000	100,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital of Philadelphia, Series A, 3.7% *, 2/15/2021	30,000	30,000
Red Lion, PA, General Obligation, Area School District, 3.51% *, 5/1/2024 (b)	250,000	250,000
Somerset County, PA, Industrial Development Authority Revenue, Welding & Steel, AMT, 3.65% *, 3/2/2015, National City Bank of PA (a)	50,000	50,000

		5,056,174

Kentucky 6.5%
Jeffersontown, KY, Lease Progam Revenue, Kentucky League of Cities Funding Trust, 3.5% *, 3/1/2030, US Bank NA (a)	400,000	400,000	400,000
Michigan 0.7%
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.59% *, 12/1/2020, Comerica Bank (a)	40,000	40,000	40,000
Puerto Rico 5.3%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.51% *, 10/1/2008	225,000		225,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.55% *, 12/1/2030	100,000		100,000

			325,000
Utah 4.1%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series C, 3.7% *, 5/15/2036	250,000		250,000
Virginia 1.6%
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.57% *, 8/1/2020, Wachovia Bank NA (a)	100,000		100,000
	% of Net Assets		Value ($)

Total Investment Portfolio (Cost $ 6,171,174)	100.9		6,171,174
Other Assets and Liabilities, Net	(0.9)		(53,685)

Net Assets	100.0		6,117,489

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)			Security incorporates a letter of credit from a major bank.
(b)			Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	11.0
Financial Guaranty Insurance Company	9.6
Financial Security Assurance, Inc.	8.4
MBIA Corporation	1.6

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Pennsylvania Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Pennsylvania Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006